Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,691,575	$ 1,731,744
Real estate related loans, held-for-sale, net	843,132	813,580
Residential mortgage loans, held-for-investment, net	292,461	331,236
Residential mortgage loans, held-for-sale, net	2,471	2,687
Subprime mortgage loans subject to call option	405,814	404,723
Investments in real estate, net of accumulated depreciation	169,473
Intangibles, net of accumulated amortization	19,086
Operating real estate, held-for-sale		7,741
Other investments	24,907	24,907
Cash and cash equivalents	231,898	157,347
Restricted cash	2,064	105,040
Derivative assets	165	1,954
Receivables and other assets	17,197	26,854
Assets of discontinued operations	245,069	43,986
Total Assets	3,945,312	3,651,799
Liabilities
CDO bonds payable	1,091,354	2,403,605
Other bonds and notes payable	183,390	200,377
Repurchase agreements	929,435	239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option	405,814	404,723
Junior subordinated notes payable	51,243	51,248
Derivative liabilities	31,576	119,320
Dividends Payable	38,884	16,707
Due to affiliates	3,620	1,659
Accrued expenses and other liabilities	15,931	18,101
Liabilities of discontinued operations	480	4,230
Total Liabilities	2,872,252	3,459,710
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized, 1,347,321 shares of 9.75% Series B Cumulative Redeemable Preferred Stock, 496,000 shares of 8.05% Series C Cumulative Redeemable Preferred Stock, and 620,000 shares of 8.375% Series D Cumulative Redeemable Preferred Stock, liquidation preference $25.00 per share, issued and outstanding as of December 31, 2012 and December 31, 2011	61,583	61,583
Common stock, $0.01 par value, 500,000,000 shares authorized, 172,525,645 and 105,181,009 shares issued and outstanding at December 31, 2012 and December 31, 2011	1,725	1,052
Additional paid-in capital	1,710,083	1,275,792
Accumulated deficit	(771,095)	(1,073,252)
Accumulated other comprehensive income (loss)	70,764	(73,086)
Total Equity	1,073,060	192,089
Total Liabilities and Stockholders' Equity	3,945,312	3,651,799
Non Recourse VIE Financing Structures
Assets
Real estate securities, available-for-sale	567,685	1,479,214
Real estate related loans, held-for-sale, net	813,301	807,214
Residential mortgage loans, held-for-investment, net	292,461	331,236
Subprime mortgage loans subject to call option	405,814	404,723
Investments in real estate, net of accumulated depreciation	6,672
Operating real estate, held-for-sale		7,741
Other investments	18,883	18,883
Restricted cash	2,064	105,040
Derivative assets		1,954
Receivables and other assets	7,535	23,319
Total Assets	2,114,415	3,179,324
Liabilities
CDO bonds payable	1,091,354	2,403,605
Other bonds and notes payable	183,390	200,377
Repurchase agreements	4,244	6,546
Financing of subprime mortgage loans subject to call option	405,814	404,723
Derivative liabilities	31,576	119,320
Accrued expenses and other liabilities	8,365	16,112
Total Liabilities	$ 1,724,743	$ 3,150,683